Submission	Sep. 18, 2025
Submission [Line Items]
Central Index Key	0001058239
Registrant Name	WESTERN ASSET HIGH INCOME FUND II INC.
Registration File Number	333-285996
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A